Intangible Assets, Net - Summary Of Intangible Assets Subject To Amortization (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 185,648	$ 160,882
Accumulated Amortization	71,106	34,442
Total	$ 114,542	$ 126,440
Data rights [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	8 years	9 years
Gross Carrying Amount	$ 71,797	$ 69,850
Accumulated Amortization	16,621	9,186
Total	$ 55,176	$ 60,664
Marketing products [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	12 years	13 years
Gross Carrying Amount	$ 24,757	$ 23,491
Accumulated Amortization	4,548	2,507
Total	$ 20,209	$ 20,984
Technology [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	1 year	2 years
Gross Carrying Amount	$ 44,720	$ 40,900
Accumulated Amortization	32,625	17,726
Total	$ 12,095	$ 23,174
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	2 years	2 years
Gross Carrying Amount	$ 44,374	$ 26,641
Accumulated Amortization	17,312	5,023
Total	$ 27,062	$ 21,618